Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 29, 2014	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Operating activities:
Net income (loss)	$ (40,274)	$ (9,496)	$ (119,240)	$ (24,967)	$ (26,038)
Adjustments for non-cash transactions:
Debt Modification, Charges			11,670	0	0
Deferred income taxes	0	1,623	(14,153)	(44,524)	(1,123)
Depreciation and amortization expense	30,255	24,606	118,255	76,293	66,706
Non-cash impairment charge			6,851	2,213	0
Inventory step-up	0	2,537	6,905	7,288	0
Accretion of deferred consideration			3,077	0	0
(Gain) loss on extinguishment of debt	903	0	0	3,334	0
(Gain) loss on financial instruments	1,844	(10,756)	(4,749)	(799)	(147)
(Gain) loss on sale of assets, net	(431)	114	1,800	185	3
Non-cash compensation	462	561	1,931	3,990	842
Changes in operating assets and liabilities:
Accounts receivable	(18,073)	(20,554)	(18,100)	(12,380)	9,427
Inventories	7,566	388	(4,049)	4,412	9,295
Other current assets	3,440	(6,572)	(2,335)	5,346	1,221
Accounts payable and accrued liabilities	(24,212)	(2,799)	8,761	22,509	13,214
Other, net	37,991	5,759	52,524	(26,050)	2,071
Net cash provided by (used in) operating activities	(529)	(14,589)	49,148	16,850	75,471
Investing activities:
Purchases of property, plant and equipment	(11,010)	(14,115)	(82,457)	(54,642)	(51,625)
Proceeds from sale of assets	532	0	2,306	435	1,660
Acquisition of intangibles and other	(113)	(57)	(250)	(4,582)	(268)
Acquisitions, net of cash acquired			(356,281)	(278,970)	0
Net cash provided by (used in) investing activities	(10,591)	(14,172)	(436,682)	(337,759)	(50,233)
Financing activities:
Proceeds from long-term borrowings	15	3,152	628,135	629,999	10,977
Proceeds from short-term borrowings	18,974	7,606	32,091	4,087	5,725
Repayment of long-term borrowings	(11,785)	(5,960)	(131,453)	(337,679)	(7,678)
Repayment of short-term borrowings	(8,948)	(1,949)	(16,809)	(2,619)	(9,933)
Loan acquisition costs			(21,283)	(16,102)	(220)
Payments of Debt Restructuring Costs			(4,055)	0	0
Issuance of common stock			750	30,504	1,087
Net cash provided by (used in) financing activities	(1,744)	2,849	487,376	308,190	(42)
Effect of exchange rate changes on cash	(5,026)	(512)	(7,415)	904	(59)
Net change in cash and cash equivalents	(17,890)	(26,424)	92,427	(11,815)	25,137
Cash and cash equivalents at beginning of period	178,491	86,064	86,064	97,879	72,742
Cash and cash equivalents at end of period	160,601	59,640	178,491	86,064	97,879
Supplemental disclosures of cash flow information:
Cash payments for interest	31,725	27,434	86,581	49,671	47,711
Cash payments (receipts) for taxes, net	$ 2,666	$ 2,344	$ 9,126	17,158	8,381
Successor
Changes in operating assets and liabilities:
Net cash provided by (used in) operating activities					75,471
Investing activities:
Purchases of property, plant and equipment					(51,625)
Proceeds from sale of assets					1,660
Acquisition of intangibles and other					(268)
Net cash provided by (used in) investing activities					(50,233)
Financing activities:
Proceeds from short-term borrowings					5,725
Repayment of long-term borrowings					(7,678)
Repayment of short-term borrowings					(9,933)
Loan acquisition costs					(220)
Issuance of common stock					1,087
Net cash provided by (used in) financing activities					(42)
Effect of exchange rate changes on cash					(59)
Net change in cash and cash equivalents					25,137
Cash and cash equivalents at beginning of period				$ 97,879
Cash and cash equivalents at end of period					97,879
Predecessor
Financing activities:
Cash and cash equivalents at beginning of period					$ 72,742